Property, plant and equipment (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	€ 70,793	€ 68,005
Additions	8,490	9,067
Net reversals (impairments)	207	86
Write-off	239	289	€ 678
Net book amount at the end of the year	63,158	70,793	68,005
Unproved mineral interest [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	2,450	2,212
Net reversals (impairments)	147	190
Other changes and currency translation differences	(312)	81
Net book amount at the end of the year	2,390	2,450	2,212
Exploration Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	17,040	24,307
Additions	7,653	8,181
Net reversals (impairments)	23	(25)
Write-off	(230)	(88)
Reclassifications	(9,938)	(15,932)
Other changes and currency translation differences	(3,708)	597
Net book amount at the end of the year	10,840	17,040	24,307
Exploration Production Segment [Member] | Exploratory wells in progress [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	221	93
Additions	351	402
Write-off	(11)
Reclassifications	(438)	(282)
Other changes and currency translation differences	(15)	8
Net book amount at the end of the year	108	221	93
Exploration Production Segment [Member] | Exploratory wells completed and being evaluated [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	1,684	1,737
Write-off	(217)	(109)
Reclassifications	173	6
Other changes and currency translation differences	(377)	50
Net book amount at the end of the year	1,263	1,684	1,737
Exploration Production Segment [Member] | Exploratory successful wells in progress [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	913	807
Net reversals (impairments)	(13)	(5)
Reclassifications	(117)	78
Other changes and currency translation differences	(294)	33
Net book amount at the end of the year	489	913	807
Exploration Production Segment [Member] | Exploration activity and appraisal [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	2,818	2,637
Additions	351	402
Net reversals (impairments)	(13)	(5)
Write-off	(228)	(109)
Reclassifications	(382)	(198)
Other changes and currency translation differences	(686)	91
Net book amount at the end of the year	1,860	2,818	2,637
Exploration Production Segment [Member] | Unproved mineral interest [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	2,450	2,212
Additions	112	2
Net reversals (impairments)	147	190
Reclassifications	(7)	(35)
Other changes and currency translation differences	(312)	81
Net book amount at the end of the year	2,390	2,450	2,212
Exploration Production Segment [Member] | Well and installments in progress [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	11,690	19,458
Additions	7,190	7,777
Net reversals (impairments)	(111)	(210)
Write-off	(2)	(6)
Reclassifications	(9,538)	(15,699)
Other changes and currency translation differences	(2,676)	370
Net book amount at the end of the year	6,553	11,690	19,458
Exploration Production Segment [Member] | Abandonment cost [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	82
Write-off		27
Reclassifications	(11)
Other changes and currency translation differences	(34)	55
Net book amount at the end of the year	37	82
Exploration Production Segment [Member] | Other tangible assets in progress [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	14,222	21,670
Additions	7,302	7,779
Net reversals (impairments)	36	(20)
Write-off	(2)	21
Reclassifications	(9,556)	(15,734)
Other changes and currency translation differences	(3,022)	506
Net book amount at the end of the year	€ 8,980	€ 14,222	€ 21,670